Document and Entity Information	Feb. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2025
Entity File Number	001-11001
Entity Registrant Name	Frontier Communications Parent, Inc.
Entity Central Index Key	0000020520
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2359749
Entity Address, Address Line One	1919 McKinney Avenue
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	445-0042
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FYBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false